Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
U.S. $ in thousands

Goodwill as of January 1, 2021*	$35,694
Goodwill acquired**	1,716
Measurement period adjustments	2,295
Foreign currency translation adjustments	(19)
Goodwill as of June 30, 2021	$39,686

*The goodwill was acquired as part of Origin acquisition. See Note 3.

**The goodwill was acquired as part of RPS acquisition. See Note 3.

Schedule of other intangible assets
	June 30, 2021			December 31, 2020
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$365,262	$(270,743)	$94,519	$357,863	$(260,123)	$97,740
Patents	18,106	(9,171)	8,935	17,699	(8,487)	9,212
Trademarks and trade names	26,050	(21,680)	4,370	26,036	(21,114)	4,922
Customer relationships	100,913	(84,480)	16,433	101,107	(81,413)	19,695
Capitalized software development costs	7,410	(7,410)	-	7,410	(7,410)	-
	$517,741	$(393,484)	$124,257	$510,115	$(378,547)	$131,569

Schedule of estimated amortization expense relating to intangible assets
Estimated
amortization expense
(U.S. $ in thousands)
Remaining 6 months of 2021	$15,375
2022	30,162
2023	15,607
2024	11,725
2025 and thereafter	51,388
Total	124,257